Recent Accounting Pronouncements	12 Months Ended
Mar. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

Note 13. Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies. Unless otherwise stated, the Company believes that the impact of the recently issued accounting pronouncements that are not yet effective will not have a material impact on its consolidated financial position or results of operations upon adoption.